Deferred Revenue (Details) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2023	Dec. 31, 2023	Dec. 31, 2024
Successor [Member]
Deferred revenue, beginning balance		$ 2,534	$ 2,878
Revenue recognized		(5,746)	(7,142)
Revenue deferred		6,090	6,947
Deferred revenue, ending balance	$ 2,534	2,878	2,683
Successor [Member] | Licensing Agreements [Member]
Deferred revenue, beginning balance		2,148	2,404
Revenue recognized		(4,560)	(6,202)
Revenue deferred		4,816	6,402
Deferred revenue, ending balance	2,148	2,404	2,604
Successor [Member] | Professional Service Agreements [Member]
Deferred revenue, beginning balance		386	474
Revenue recognized		(1,186)	(798)
Revenue deferred		1,274	385
Deferred revenue, ending balance	386	474	61
Successor [Member] | Hardware [Member]
Deferred revenue, beginning balance
Revenue recognized			(142)
Revenue deferred			160
Deferred revenue, ending balance			$ 18
Predecessor [Member]
Deferred revenue, beginning balance	2,162	2,534
Revenue recognized	(1,620)
Revenue deferred	1,992
Deferred revenue, ending balance	2,534
Predecessor [Member] | Licensing Agreements [Member]
Deferred revenue, beginning balance	1,931	2,148
Revenue recognized	(1,204)
Revenue deferred	1,421
Deferred revenue, ending balance	2,148
Predecessor [Member] | Professional Service Agreements [Member]
Deferred revenue, beginning balance	231	386
Revenue recognized	(416)
Revenue deferred	571
Deferred revenue, ending balance	386
Predecessor [Member] | Hardware [Member]
Deferred revenue, beginning balance
Revenue recognized
Revenue deferred
Deferred revenue, ending balance